Discontinued Operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

Note 4 - DISCONTINUED OPERATIONS

As discussed in Note 1, on September 28, 2023, Cordyceps Sunshine Biotech Holdings Co., Ltd. (the “Company”), entered into a share purchase agreement (the “Agreement”) with Mr. Xusheng Niu (“Mr. Niu”), Cordyceps Sunshine Biotech Co., Ltd. (Hong Kong), a company incorporated under the laws of Hong Kong (the “Target”), and Chengdu Skyherb Biotechnology Co., Ltd. (China), a wholly foreign-owned enterprise formed under the laws of the People’s Republic of China and a wholly-owned subsidiary of the Target. Pursuant to the Agreement, the Company agreed to sell, and Mr. Niu agreed to purchase, 100% equity interest in the Target, in exchange for cancelling the debt (the “Transaction”) in a total amount of $1,152,328.5 (RMB8,411,156.95) (the “Debt”). The Debt was resulted from several loan agreements entered into by the Company and Mr. Niu since June 29, 2020. Pursuant to those loan agreement, Mr. Niu borrowed and made payments to fund the Company. Upon the closing of the Transaction, Mr. Niu agreed to release the Company from the obligation to repay the Debt and the Debt shall be deemed paid in full.

The carrying amount of the major classes of assets and liabilities of discontinued operation as of December 31, 2023 and 2022 consist of the following:

	September 30,	December 31,
	2023	2022
Assets of discontinued operation:
Current Assets:
Cash and cash equivalents	$63	$9,472
Accounts receivable, net	2,790	149,510
Others receivable	3,189	3,378
Advances and prepayments to suppliers	3,860	5,431
Inventory	45,803	313,530
Subtotal current assets from discontinued operation	55,705	481,321
Property, plant and equipment, net (Note 6)	1,180,994	1,349,625
Total assets from discontinued operation	$1,236,699	$1,830,946

Liabilities of discontinued operation:
Current Liabilities:
Accounts payable	$785,166	$751,135
Accounts payable - related party	-	263,628
Accrued expenses	63,887	62,754
Other current liabilities	100,402	8,227
Subtotal current liabilities	949,455	1,085,744
Total liabilities of discontinued operation	$949,455	$1,085,744

The summarized operating result of discontinued operations included in the Company’s consolidated statements of operations consist of the following:

	For the nine months ended	For the Year ended
	September 30,	December 31,	December 31,
	2023	2022	2021

Sales	$299,881	$395,481	$879,318
Costs of goods sold	349,810	501,711	1,055,530
Gross Profit (Loss)	(49,929)	(106,230)	(176,212)
Selling expenses	-	3,441	27,298
General and administrative expenses	232,890	117,910	154,283
Total Operating Expenses	232,890	121,351	181,581
Other income (expenses)	58	(76,609)	(13,482)
Lose before Income Tax	(282,761)	(304,190)	(371,275)
Income Tax Expense	-	792	351
Loss from discontinued operation	$(282,761)	(304,982)	(371,626)
Gain from disposal, net of tax	865,085	-	-
Total gain (loss) from discontinued operations, net of income taxes	$582,324	$(304,982)	$(371,626)

The Company realized a gain of $865,085 from the disposal of 100% equity of Cordyceps Sunshine Biotech Co., Ltd. (Hong Kong), including its subsidiary, Chengdu Skyherb Biotechnology Co., Ltd. (China), offset by loss from discontinued operations of $282,761 in the year ended December 31, 2023. As the result, total gain from discontinued operation for the year ended December 31, 2023 amounted $582,324. The Company reclassified Cordyceps Sunshine Biotech Co., Ltd. (Hong Kong) and its subsidiary as discontinued operation and recorded a net gain of $582,324 from discontinued operation in the year ended December 31, 2023.